Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information
Entity Registrant Name	MOJO DATA SOLUTIONS, INC.
Entity Central Index Key	0001523486
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--04-30